Consolidated Balance Sheets - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	SFr 3,865,481	SFr 6,957,086
Other financial assets	848	3,165
Trade and other receivables	110,361	416,875
Contract asset	40,907	181,441
Prepayments	217,008	270,394
Total current assets	4,234,605	7,828,961
Non-current assets
Right-of-use assets	330,332	357,613
Property, plant and equipment	22,604	41,121
Non-current financial assets	54,344	54,355
Total non-current assets	407,280	453,089
Total assets	4,641,885	8,282,050
Current liabilities
Current lease liabilities	273,956	286,107
Payables and accruals	2,384,350	2,996,004
Deferred income	234,978
Total current liabilities	2,893,284	3,282,111
Non-current liabilities
Non-current lease liabilities	70,380	87,028
Retirement benefits obligations	443,524
Deferred income	89,232
Total non-current liabilities	603,136	87,028
Equity
Share capital	1,843,545	1,153,483
Share premium	266,194,689	269,511,610
Other equity	64,620,223	64,620,223
Treasury shares reserve	(909,566)	(6,278,763)
Other reserves	29,814,816	25,768,373
Accumulated deficit	(360,418,242)	(349,862,015)
Total equity	1,145,465	4,912,911
Total liabilities and equity	SFr 4,641,885	SFr 8,282,050